UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
REVENUES:
Revenue from services	$ 19,981,835	$ 16,803,545
EXPENSES:
Voyage expenses	2,055,809	1,776,817
Cost of revenue from services	14,009,651	10,504,581
Loss on vessels held for sale	0	5,554,777
General and administrative expenses	8,538,023	9,547,735
Net loss on sale of vessels	0	(2,001,646)
OTHER INCOME/(EXPENSES):
Interest and finance costs	2,671,165	3,194,121
Related Party [Member]
REVENUES:
Revenue from services	7,200,628	5,279,022
EXPENSES:
Voyage expenses	902,631	746,633
Cost of revenue from services	418,232	0
Loss on vessels held for sale	0	145,000
General and administrative expenses	2,020,178	1,924,931
Net loss on sale of vessels	0	699,205
OTHER INCOME/(EXPENSES):
Interest and finance costs	$ 345,065	$ 2,265,828